Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Payable And Accrued Expenses Abstract
Accounts payable	$ 503,181	$ 747,768
Accrued liabilities	51,633	26,989
Payroll liabilities	50,974	6,812
Bonus accrual	600,000
VAT payable		3,217
Total	$ 1,205,788	$ 784,786